Commitments and Contingencies (Details) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended		3 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2003 Building in United Kingdom GBP (£)	Dec. 31, 2013 Building in United Kingdom USD ($)	Dec. 31, 2009 IT Investment USD ($)
Capital and Operating Leases:
Rental expense under operating leases	$ 330	$ 300	$ 279
Number of primary capital leases	2
Capital and operating leases with non-cancelable terms, low end of range	1 year
Primary Capital Leases
Capital lease term (in years)				22 years		7 years
Capital lease obligation	75.0			33.5	55.0	50.0
Minimum lease payments under capital leases
2014	23
2015	9
2016	9
2017	5
2018	3
After 2018	30
Total	79
Less: Amounts representing interest	4
Less: Current obligations under capital leases	17
Long-term obligations under capital leases	58	71
Minimum lease payments under operating leases
2014	216
2015	170
2016	128
2017	98
2018	54
After 2018	182
Total	848
Warranties/Guarantees:
Accrued product warranty liabilities	$ 31	$ 28